5. DEBT (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term borrowings are summarized as follows
Kinergy operating line of credit	$ 17,158	$ 20,432
Senior unsecured notes	10,000
Note payable to related party	750	750
Plant Owner's term debt	52,687	51,279
Plant Owner's operating line of credit	38,500	21,978
Long-term Debt, current and non-current	119,095	94,439
Less short-term portion	(50,105)	(750)
Long-term debt	$ 68,990	$ 93,689	$ 84,981